FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                               San Mateo, CA 94403



                                 June 4, 2007

VIA EDGAR
John Grzeskiewicz
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:  Franklin Templeton International Trust
           Securities Act File No. 333-141565
           Investment Company Act File No. 811-06336
           ACCELERATION OF EFFECTIVENESS OF REGISTRATION STATEMENT ON FORM N-14


Dear Mr. Grzeskiewicz:

      Pursuant to the requirements of Rule 461 of the Securities Act of 1933, as amended, the undersigned officers of Franklin Templeton International Trust. (the "Registrant") and Franklin/Templeton Distributors, Inc., the principal underwriter of the Registrant, respectfully request that the effectiveness of the Registrant's Registration Statement on Form N-14, as amended by Pre-Effective Amendment No. 1, and Pre-Effective Amendment No. 2, filed herewith, be accelerated to June 5, 2007, or as soon thereafter as practicable. The Registration Statement was initially filed on March 26, 2007 (the "Initial Filing"). Pre-Effective Amendment No. 2 is being filed to respond to comments received from the Commission on the Initial Filing.

      In connection with this request for acceleration, the Registrant acknowledges that:

o Staff comments or changes to disclosure in response to Staff comments on the filings reviewed by the Staff do not foreclose the SEC from taking any action with respect to the filings;
o Staff comments or changes to disclosure in response to Staff comments on the filings reviewed by the Staff does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings; and
o Registrant may not assert Staff comments or changes to disclosure in response to Staff comments on the filings reviewed by the Staff as a defense in any proceeding initiated by the SEC.

      Any questions regarding this request should be directed to Steven J. Gray at 650-312-2018 or Kristin H. Ives, Stradley Ronon Stevens & Young, at 215-564-8037.

                               Sincerely yours,


                               /s/ STEVEN J. GRAY
                               Assistant Secretary
                               Franklin Templeton International Trust



                               /s/ ALISON J. BAUMANN
                               Senior Vice President
                               Franklin/Templeton Distributors, Inc.